Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2023

	Shares	Value	Ticker	Total Cost
Bonds & Corporate Bond Trust Certificated - 18.77%

Baby Bonds - 13.49%
B. Riley Financial, Inc., 6.375%, Senior Notes	14,349	310,512	RILYM	346,363.27
Blackstone Private Credit Fund, 7.05%, 09/29/2025 @ 50.00	350,000	344,906	09261HAY3	348,187.00
Citigroup, Inc., 9.09357%, Call@ 5/15/23@ 100	500,000	495,953	172967GF2	496,250.00
Eagle Point Credit Co., Inc., 6.688%, Notes 04/30/2028	10,156	240,596	ECCX	246,361.28
Energy Transfer LP, 7.125%, Call 5/15/2030 @$100	350,000	294,350	29273VAM2	295,750.00
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027 call@ 50.00	250,000	258,125	345397C35	250,000.00
International Game Technology, 6.25%, 01/15/2027@ $50.00	500,000	505,625	460599AD5	495,000.00
Lincoln National Corp., 9.25%, Call 12/01/27 @ $100	350,000	349,125	534187BR9	353,150.00
NRG Energy, Inc., 10.25%, Call 3/15/28 @ $100	500,000	476,302	629377CU4	507,500.00
Oxford Square Capital Corp., 6.250%, Notes 2026	20,000	469,400	OXSQZ	479,323.45
PNC Financial Services Group, Inc., 6.25%, Call 03/15/30@100	250,000	232,500	693475BP9	250,000.00
Scorpio Tankers, Inc., 7.000%, Senior Notes 2025	23,000	567,180	SBBA	564,511.45
		4,544,574		4,632,396

Traditional Corporate Bonds - 5.28%
Dominion Energy, Inc., 4.65%, 12/15/2024	300,000	263,562	25746UDD8	285,000.00
PNC Financial Services Group, Inc., 6.200%, 9/15/2027	350,000	324,471	693475BF1	350,000.00
USB Float 5.09914%, Perp., 1/15/2023	250,000	192,000	91731KAA8	249,215.28
General Electric Company, 8.09%, 3/15/2023	230,000	229,770	369604BQ5	219,650.00
Fifth Third Bancorp, 4.90%, Perp., 01/30/2023	850,000	768,411	316773CR9	848,375.00
		1,778,214		1,952,240.28

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $6,584,637)		6,322,788		6,584,637

Investment Companies - 0.54%

Direct Trust Ceretificates - 0.55%
Affiliated Managers Group, Inc., 5.875%, 03/30/2059	8,000	185,040	MGR	197,453.20
		185,040		197,453.20

TOTAL INVESTMENT COMPANIES (Cost $197,453)		185,040	-	197,453

Traditional Preferred - 69.8%
Affiliated Managers Group, Inc., 4.750%, Junior Subordinated Notes	5,000	89,800	MGRB	124850
AGNC Investment Corp., 6.125%	20,000	390,200	AGNCP	497014.35
AGNC Investment Corp., 6.875%, Preferred Series D	23,000	472,880	AGNCM	581245.19
Aig 5.85%	5,000	116,800	AIG A	119625
Annaly Capital Management, Inc., 6.950%, Series F, 09/30/2022	25,000	590,250	NLY F	614164.85
Apollo Global Management, Inc., 6.375%, Non-Cumulative Pfd., Series A, 3/15/22	24,898	525,348	AAM-A	625668.71
Arbor Realty Trust Inc., 6.375% 06/02/2026	20,000	349,000	ABR-D	503225
Aspen Insurance Holdings Ltd., 5.625%	8,000	146,560	AHL D	199488.58
Aspen Insurance Holdings Ltd., Depositary Shares, 5.625%	9,000	171,630	AHL E	225005.5
Athene Holding Ltd., Depositary Shares, 5.625%, Series B	7,000	140,840	ATH B	178420.83
Atlanticus Holdings Corp., 6.125%, Class B, @ 11/30/2023	25,100	578,053	ATLCL	629787.5
Axs 5.500% 12/31/49	10,000	211,900	AXS E	248799
Bank of America Corp., 6.00, Non-Cumulative Pfd., Series GG, 05/16/2023	7,618	187,479	BAC-B	188433.94
Bank OZK, 4.625%Perp., 11/15/26	15,000	239,100	OZKAP	375000
Brookfield Infrastructure Partners LP, 5.125%, Class A, Series 13	10,000	187,100	BIP A	251820.31
Carlyle Finance LLC., 4.625%, 05/15/2061	30,000	552,000	CGABL	597424.33
Chicken Soup For The Soul Entertainment, Inc., 9.50%, Non-Cumulative, 07/31/22	12,237	285,244	CSSEN	314458.31
Citizens Financial Group, Inc., Depositary Shares, 5.000%, Series E	15,000	296,250	CFG E	327859.32
Compass Diversified Holdings, 7.875%, Series C	17,500	422,625	CODI C	413978.25
DTE Energy Co., 5.250%, Pfd.	1,343	30,929	DTW	31905.25
Energy Transfer Operating, LP, Series E, 7.600%	20,000	483,600	ET E	439852.65
Enterprise Financial Services Corp., 5%, Non Cumulative Pfd, Series A, 12/15/26	25,000	403,750	EFSCP	625000
Equitable Holdings, Inc., 5.250%, Depositary Shares	5,000	109,450	EQH A	120137.5
Federal Agricultural Mortgage Corp,5.25%,Non Cumulative, Series F, Call 10/17/25	16,700	364,227	AGM-F	384108.04
Federal Agricultural Mortgage Corp., 5.750% 07/17/2025 Perp.	15,000	356,100	AGM E	399000
Fifth Third Bancorp, 6.00%, Non-Cumulative Pfd., Series A, 11/25/2022	2,455	56,661	FITBP	61218.61
First Citizens Bancshares, Inc., 5.625%, Non Cumulative, Series C, Call@ 1/4/27	17,500	376,600	FCNCO	406176.25
Global Net Lease, Inc., 6.875%, Series B	25,000	523,000	GNL B	596315.35
Golar LNG Partners LP. 8.750%, 10/31/2022 Perp.	20,000	357,000	GMLPF	484563.75
Great Ajax Corp., 7.250%, Convertible Senior Notes, 04/30/2024	15,000	362,850	AJXA	374054.3
Green Brick Partners, Inc., 5.75%, Cumulative Preferred, Series A, Call 12/23/26	22,500	414,000	GRBK-A	561898.25
Huntington Bancshares, Inc, 6.875%, Non Cumulative, Series J, 4/15/28	17,550	426,992	HBANL	422666.25
Huntington Bancshares, Inc., 5.700%, Non-Cumulative, Series C, 12/01/22	5,000	109,450	HBANM	123948.19
Jackson Financial Inc., 8.00%, Non Cumulative, 03/30/2028	23,000	570,400	JXN-A	553417.9
KeyCorp, 5.65%, Non-Cumulative, Series F, Call@ 12/15/23	20,000	412,200	KEY-J	498590.35
KeyCorp, 6.20%, Non-Cumulative, 12/15/2027	25,000	558,250	KEY-L	584007
KKR Group Financial Co. IX LLC, 4.625%, 04/01/2026	5,000	92,500	KKRS	125000
Lincoln National Corp., 9.00%, Non-Cumulative, Series D, 12/01/27	15,000	382,500	LNC-D	374287
MainStreet Bancshares, Inc., 7.500%, Depositary Shares	6,500	151,811	MNSBP	162500
Morgan Stanley, 4.250%, Preferred	10,000	189,500	MS-O.N	183893
Morgan Stanley, 6.50%, Non-Cumulative, Series P, 10/15/27	10,000	253,900	MS-P	249268
Oaktree Capital Group, LLC, 6.550%, Series B, Preferred Units	11,000	229,020	OAK B	269049.55
OFS Credit Company, 6.125%, 04/30/2023	20,920	488,900	OCCIO	526598.68
Oxford Lane Capital Corp., 6.250%, Series 2027, Term Preferred Shares	25,000	571,750	OXLCP	620907.29
PennyMac Mortgage Investment Trust	23,000	425,500	PMT-C	572069.08
Priority Income Fund, Inc., 6.00%, Cumulative Preferred, Series H, Call @ 5/6/23	6,825	153,565	PRIF-H	170873.41
Priority Income Fund, Inc., 6.125%, 06/30/2028	20,000	444,000	PRIF I	499083.75
Prospect Capital Corp., 5.35%, Cumulative Preferred, Series A, Call @ 07/01/26	15,000	240,000	PSEC-A	322353.5
Raymond James Financial, Inc., 6.375%, Non-Cumulative Pfd., Series B, 7/1/24	11,118	276,727	RJF-B	257230.15
Rc 7%	15,000	374,550	RCA	401040.83
Ready Capital Corp., 6.500%, 06/30/2026 Perp.	23,000	424,120	RC E	575928.67
Redwood Trust, Inc., 10.00%, Cumulative Perp Call 04/15/28@25.00	15,000	359,700	RWT-A.N	370652.6
Reinsurance Group of America, Inc., 7.125%, 10/15/2027	10,000	263,000	RZC	250000
Rithm Capital Corp., 7.125%, Series B	23,000	495,420	RITM-B	461211.7
RiverNorth Opportunities Fund, Inc.	20,000	453,400	RIV-A	491198.4
Steel Partners Holding LP., 6.000%, Preferred, 02/07/2026	20,000	463,200	SPLP-A	480430.2
Stifel Financial Corp., 4.50%, Cumulative Pfd., Series D, 08/15/2026	6,433	104,665	SF-D	118097.2
Stifel Financial Corp., 6.125%, Non-Cumulative Pfd., Series C, 06/15/25	5,000	120,250	SF-C	124340.84
Stifel Financial Corp., 6.25%, Non-Cumulative Pfd., Series B, 03/15/2024	15,000	356,100	SF-B	359952.62
Summit Hotel Properties, Inc., 6.25%, Cumulative Pfd., Series E, Call 11/13/22	20,000	378,800	INN-E	507045.21
The Allstate Corp, 5.75%, 8/15/2053	350,000	340,822	020002BB6	330750
The Allstate Corp., 5.1%, PFD, CALL 2/17/23@25.00	20,000	510,400	ALL-B	498466
The Allstate Corp., 5.625%, Non-Cumulative, Series G, 4/15/23	12,494	311,600	ALL-G	310319.01
The Bank of Nova Scotia, 8.625%, Call 10/27/27 @ 100.00	500,000	508,928	0641598S8	500000
The Goldman Sachs Group, Inc., 5.50%, Non-Cumulative Pfd., 5/10/23@$25	25,000	620,500	GS-J	624937.5
The Southern Co. Series 2020A, 4.950%, Junior Subordinated Notes due 01/30/2080	6,500	146,900	SOJD	161883.8
The Toronto Dominion Bank, 8.125%, 10/31/27	500,000	507,500	89117F8Z5	500000
Triton International Limited of Bermuda, 7.375%, Cumulative Pfd., Call 12/15/24	1,596	37,155	TRTN-C	37391.39
Triton International Ltd., 5.750%	20,000	427,200	TRTN-E	498800
Wells Fargo & Co., 4.375%, 03/15/2026	20,000	351,800	WFC C	431490.75
WesBanco, Inc., Depositary Shares, 6.750%, Series A	8,000	184,720	WSBCP	207741.02
		23,508,922		26,257,920

TOTAL TRADITIONAL PREFERRED (Cost $26,257,920)		23,508,922		26,257,919.76

REIT Preferred Shares - 1.4%
Pebblebrook Hotel Trust, 6.300%, Cumulative Preferred, Series F, 12/10/21	25,000	470,000	PEB-F	605,483.35
		470,000		605,483.35

TOTAL REIT PREFERRED SHARES (Cost $605,483)		470,000		605,483.35

REIT Senior Securities - 1.17%
UMH Properties, Inc., 6.375%, Series D	18,000	393,840	UMH D	401,463.12
		393,840		401,463.12

TOTAL REIT SENIOR SECURITIES (Cost $401,463)		393,840		401,463.12

Common Stocks - 4.4%

Capital Markets - 0.96%
AllianceBernstein Holding LP	4,200	153,552	AB	198780.96
Golub Capital BDC, Inc.	12,500	169,500	GBDC	179639.05
		323,052		378,420

Insurance - 0.61%
Prudential Financial, Inc.	2,500	206,850	PRU	193,147.25
		206,850		193,147

Multiline Retail - 1.38%
Franchise Group, Inc.	17,000	463,250	FRG	584,593.11
		463,250		584,593

Oil, Gas & Consumable Fuels - 1.45%
Devon Energy Corp.	3,000	151,830	DVN	219,639.75
Enterprise Products Partners L.P.	13,000	336,700	EPD	279,228.80
		488,530		498,869

COMMON STOCKS (Cost $1,655,029)		1,481,682		1,655,029

Money Market Funds - 3.35%
First American Funds Institutional Government Fund Class Y 4.2% (a)	1,129,807	1,129,807	FGVXX	1,129,807.18
		1,129,807		1,129,807.18

TOTAL MONEY MARKET FUNDS (Cost $1,129,807)		1,129,807		1,129,807.18

TOTAL INVESTMENTS (Cost $36,831,792) 99.44%		33,492,079	99.44%	36,831,792

Other Assets In Excess of Liabilities - 0.56%		189,085	0.56%

TOTAL NET ASSETS - 100.00%		$ 33,681,164	100.00%

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2023.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 33,492,079	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 33,492,079	- 0 -